Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Leases balances
Right-of-use asset	€ 4,209,047		€ 4,129,888
Lease Agreements
Lease Transactions
Depreciation	10,519	€ 10,639
Interest expense	902	1,032
Lease expense	646	573
Leases balances
Right-of-use asset	127,574		138,261
Lease liability	129,530		140,020
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	3,958	3,995
Interest expense	335	375
Lease expense	608	398
Leases balances
Right-of-use asset	54,110		58,073
Lease liability	54,767		58,610
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	6,561	6,644
Interest expense	567	657
Lease expense	38	€ 175
Leases balances
Right-of-use asset	73,464		80,188
Lease liability	€ 74,763		€ 81,410